Current and Non-current Distinction (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Current and Non-Current Distinction

	At March 31, 2024
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥5,251,948	¥84,332	¥5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	14,098,895	49,772	14,148,667
Financial assets at fair value through profit or loss	1,486	2,374,643	2,376,129
Investment securities:
Debt instruments at amortized cost	49,106	267,286	316,392
Debt instruments at fair value through other comprehensive income	10,090,780	13,925,404	24,016,184
Equity instruments at fair value through other comprehensive income	—	5,817,261	5,817,261
Loans and advances	43,944,455	77,772,010	121,716,465
Other financial assets	7,388,927	120,601	7,509,528
Liabilities:
Deposits	¥177,610,231	¥4,487,088	¥182,097,319
Call money and bills sold	3,135,461	2,588	3,138,049
Repurchase agreements and cash collateral on securities lent	20,166,958	—	20,166,958
Financial liabilities designated at fair value through profit or loss	20,267	478,017	498,284
Borrowings	6,306,345	9,800,813	16,107,158
Debt securities in issue	4,858,463	9,216,621	14,075,084
Other financial liabilities	10,517,630	5,418	10,523,048

	At March 31, 2023
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥5,569,961	¥114,851	¥5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	10,968,633	55,451	11,024,084
Financial assets at fair value through profit or loss	5,215	1,483,024	1,488,239
Investment securities:
Debt instruments at amortized cost	49,631	185,936	235,567
Debt instruments at fair value through other comprehensive income	9,059,561	13,751,862	22,811,423
Equity instruments at fair value through other comprehensive income	—	4,548,608	4,548,608
Loans and advances	39,254,388	72,636,746	111,891,134
Other financial assets	5,220,793	139,841	5,360,634
Liabilities:
Deposits	¥168,635,510	¥4,292,300	¥172,927,810
Call money and bills sold	2,566,725	2,331	2,569,056
Repurchase agreements and cash collateral on securities lent	17,717,897	68,129	17,786,026
Financial liabilities designated at fair value through profit or loss	63,592	350,514	414,106
Borrowings	3,040,454	12,331,347	15,371,801
Debt securities in issue	3,651,276	8,333,718	11,984,994
Other financial liabilities	8,517,834	4,378	8,522,212